Income Taxes (Schedule Of Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating loss carry-forwards	$ 48,095	$ 48,709
Capital loss carry-forwards	4,842	4,578
Temporary differences	2,734	1,325
Deferred tax assets before valuation allowance	55,671	54,612
Valuation allowance	(55,456)	(49,025)
Deferred tax asset	215	5,587
Deferred tax liabilities:
Acquired intangibles	(2,723)	(2,971)
Deferred revenue	(193)	(216)
Deferred tax liabilities	(2,916)	(3,187)
Deferred tax asset, net		2,400
Deferred tax (liability), net	$ (2,701)